Intangible and Other Non-current Assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Intangible and Other Non-current Assets
21 INTANGIBLE AND OTHER
NON-CURRENT
ASSETS

	December 31, 2022			December 31, 2021
	Cost	Accumulated amortization and impairment losses	Net	Cost	Accumulated amortization and impairment losses	Net
	RMB	RMB	RMB	RMB	RMB	RMB
Patents and technical know-how	10,196	(7,295)	2,901	8,213	(6,905)	1,308
Computer software	13,582	(10,169)	3,413	13,016	(9,751)	3,265
Goodwill (i)	8,623	(1,306)	7,317	8,023	(36)	7,987
Other s	27,502	(11,505)	15,997	27,335	(10,889)	16,446

Intangible assets	59,903	(30,275)	29,628	56,587	(27,581)	29,006

Other assets			40,185			37,338

			69,813			66,344

(i)	Goodwill primarily relates to the acquisition of Singapore Petroleum Company and PetroIneos Trading Limited, subsidiaries in the Marketing segment, completed in 2009 and 2011, respectively.
The impairment of goodwill shall be tested in combination with its related asset groups. The recoverable amount of all cash-generating units has been determined based on the higher of fair value less costs to sell and value in use. These calculations use post-tax
cash flow projections based on financial budgets prepared by management. The post-tax
discount rates reflect specific risks relating to the cash-generating unit.
For impairment test of the goodwill, the
post-tax
discount rates ranged 9.0% to 18.6% (2021: 8.5% to 14.7%, 2020:
4.9%

to
10.5%)
were used by the management, and the impairment loss was charged for the goodwill for the year ended December 31, 2022 amounted to RMB 1,227 (2021: nil, 2020:nil).